Operating Income	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Income [Abstract]
Operating Income	OPERATING INCOME
In 2021, the total operating income amounted to €85,579 (€7,758 in 2020, and €40,961 in 2019).
The revenue amounted to €80,069 in 2021 (€765 in 2020, and €30,839 in 2019). It includes mainly the recognition of an upfront payment received from Ipsen in application of the licensing agreement signed in December 2021 for an amount of €80 million in 2021. The remainder of this upfront payment (€40 million) has been recognized in 2021 as deferred revenue and will be recognized as revenue throughout the execution of the double-blind period of the ELATIVE study, in accordance with IFRS 15. Other revenue recognized in 2021 relates to the license agreement with Labcorp for the deployment of NIS4 diagnostic technology in NASH.
In comparison, the revenue in 2020 mainly originated from the income generated by the license agreements with Labcorp and one-off revenue resulting from the sale of goods and services notably within the scope of the license and collaboration agreement with Terns Pharmaceuticals. The revenue in 2019 related to the the license transferred to Terns under the Terns licensing agreement.
Application of IFRS15 to the IPSEN License Agreement signed in 2021
Pursuant to IFRS 15, 27 ,28 and 29, we have identified that the agreement provides for four distinct performance obligations:
•The license for elafibranor,
•The completion of the ELATIVE Phase 3 trial until the end of the double-blind period,
•The knowledge transfer related to elafibranor, as well as support for Ipsen in future undertakings and processes, and
•The provision of drug tablets that may be needed by Ipsen to conduct their clinical trials.
The compensation under this agreement consists of an upfront payment, milestone payments, and royalties on future sales of elafibranor by Ipsen. Besides, it must be noted that, with respect to (i) support services other than the knowledge transfer and (ii) the provision of drug tablets, the agreement provides for separate prices covering all costs born by the Company to provide those goods and services, therefore constituting in each case an individual and distinct sale price for the relevant goods or service, which is not included in the aforementioned price elements.
We estimate the individual sale price of the clinical trial phase to be €40 million, including forecasted external costs, personnel expenses for the relevant staff, indirect costs pertaining to the work environment of such staff, augmented of a customary margin rate for CRO (Clinical Research Organization) contracting. This calculation of the individual sale price for the clinical trial phase reflects observable price conditions as recommended under IFRS 15.79.c. We used the same method to calculate the individual sale price of the knowledge transfer.
Regarding the calculation of the individual sale price of the license, we have analyzed recommended methods under IFRS 15.79 and determined that method (c) is the most relevant, considering in particular that the amount of this individual sale price is variable and partly uncertain. Thus, we applied the "residual" method, which stipulates that the individual sale price of the license corresponds to the difference between the total amount of the price and the individual sale prices of the knowledge transfer and the clinical trial phase. Moreover, referring to IFRS 15.B61, we determined that the date of transfer of control over the license corresponds to the date of the knowledge transfer, i.e. December 16, 2021, when key elements of the know-how were made available to Ipsen.
Regarding the recognition of revenue related to the license, we have chosen the following methods:
•The upfront payment, minus the portion of prices allocated to knowledge transfer services and clinical phase execution, has been recognized at the date of transfer of control, i.e. December 16, 2021 according to the above, as it is a static license (without implication or associated service provision);
•Milestone payments constitute variable and uncertain income, which would be, if applicable, recognized in revenue at the time they become highly probable, which means, in this case, due by Ipsen;
•Royalties would be progressively recognized in revenue as sales are completed by Ipsen, in accordance with the IFRS 15 exception for royalties constituting variable income.
Regarding the recognition of revenue related to the Phase 3 ELATIVE trial until the end of the double-blind period, we have chosen the following method:
• The part of the upfront payment allocated to this service will be recognized progressively as completion progresses.
Regarding the recognition of revenue related to the knowledge transfer, we have chosen the following method:
•The part of the upfront payment allocated to this service has been recognized on December 16, 2021 in accordance with the above.
It must be noted that the 8% equity purchase by Ipsen in the Company mentioned in note 2.4, under the terms of which Ipsen is represented in the Company's Board of Directors, has been completed on the basis of a subscription price agreed upon by the parties as representative of the value of GENFIT at the time, as we had secured future financing and created favorable conditions for the completion of the development and commercial launch of our main program. Therefore, the amount paid by Ipsen for its equity purchase does not interfere in the determination of the price of the licensing and collaboration agreement signed in December 2021 (including the Upfront Payment and other payments due for milestones identified above) and has been entirely recognized in the Group's equity.
Application of IFRS15 to the TERNS PHARMACEUTICALS License Agreement signed in 2019
The Company identified three performance obligations under the license agreement with Terns:
•An exclusive license, with the right to sub-license, to develop, manufacture, distribute and promote elafibranor in NASH and PBC in Greater China;
•A transfer to Terns Pharmaceuticals of the Company’s Licensed Know-How and data regarding elafibranor and related support until the Marketing Authorization Application by Terns Pharmaceuticals; and
•Supply by the Company to Terns Pharmaceuticals of drug product to carry out its clinical trials in Greater China. The supply of drug product following the market authorization would be subject to a separate agreement if applicable.
Under the terms of the licensing agreement, the Company has received or could potentially receive:
•A $35 million non-refundable Upfront Payment payable within 10business days from June 24, 2019 upon the transfer of the existing Company’s Licensed Know-How. This Upfront Payment was received on July 3, 2019;
•Development Milestone Payments upon the achievement of the development milestones for the licensed product;
•Commercial Milestone Payments upon the achievement of commercial milestones depending on reaching certain aggregate thresholds;
•Mid-teen percentage Royalties based on sales by Terns Pharmaceuticals in Greater China; and
•Compensation for the supply of drug product for the clinical trials on a cost-plus basis.
The potential Development and Commercial Milestone payments may represent up to $193 million.
Under IFRS 15, the allocation and recognition of revenue was determined as follows based on the fair value of each of the performance obligations:
•The $35 million upfront payment was allocated to the license and the transfer of the existing know-how and related support to Terns Pharmaceuticals based on an estimate of the latter measured as the maximum estimated value  to be incurred by the Company’s employees and management for the support given to Terns Pharmaceuticals. On this basis, $34.9 million was recognized as revenue in 2019 and $0.1 million was deferred to future periods. No such revenue was recognized in 2020 and 2021.
•Development and Commercial Milestones Payments whose payment depends on the achievement of certain scientific, regulatory or commercial objectives, as provided in the contract, are variable compensation that will be recognized as revenue when the milestones are met. No amounts were recognized in 2019, 2020 and 2021.
•Royalties on commercial sales by Terns Pharmaceuticals will be recognized as revenue pursuant to information given to the Company by Terns Pharmaceuticals, under the terms and timeframes set out in the agreement.No amounts were recognized in 2019, 2020 and 2021.
•Revenue on Supply for drug product will be recognized based on the delivery of drug product to Terns Pharmaceuticals. No amounts were recognized in 2019 and 2021. Revenue in 2020 was immaterial.
As part of this agreement, Genfit and Terns Pharmaceuticals will also undertake joint research and development projects in liver disease, including the development of elafibranor in combination with Terns Pharmaceuticals’ proprietary compounds. This collaboration agreement is only potential at the date of signing the license agreement and does not yet constitute a reciprocal commitment at December 31, 2020. It therefore has no accounting impact at this time.
This contract contains several delivery obligations.  As a result, the Company has ensured, as required by IFRS 15, that the revenue allocation of the transaction corresponds to the fair value of each obligation.
Other Income
Other income consisted of the following:

Other income	Year ended
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
CIR tax credit	8,125	6,020	5,282
Other operating income	1,992	968	223
Government grants and subsidies	5	5	5
TOTAL	10,122	6,993	5,510
The research tax credit (CIR) amounted to €5,282 in 2021 (€6,020 in 2020), due to the reduction in research and development expenses.
In comparison, the 2020 Research Tax Credit amounted to €7,911, partially balanced with the expense amounting to €1,892corresponding to the resolution of the dispute on the 2010, 2011, 2012 and 2014 Research Tax Credit.
During 2021, the Group recognized €223 in “Other operating income” (€968 in 2020 and €1,992 in 2019), mainly comprised of exchange gains on trade receivables.